Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements

23.Fair Value Measurements

The fair values of cash and cash equivalents, accounts receivable and accrued revenues, and accounts payable and accrued liabilities approximate their carrying amounts due to the short-term maturity of those instruments.  The fair value of cash in reserve approximates its carrying amount due to the nature of the instrument held.  Fair value information related to pension plan assets is included in Note 22.

Recurring fair value measurements are performed for risk management assets and liabilities and other derivative liabilities, as discussed further in Note 24.  These items are carried at fair value in the Consolidated Balance Sheet and are classified within the three levels of the fair value hierarchy in the following tables.  There have been no transfers between the hierarchy levels during the period.

As at December 31, 2015	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (1)	Carrying Amount

Risk Management
Risk Management Assets
Current	$1	$356	$37	$394	$(27)	$367
Long-term	-	11	-	11	-	11
Risk Management Liabilities
Current	-	31	12	43	(27)	16
Long-term	-	-	9	9	-	9

Other Derivative Liabilities
Current in accounts payable and accrued liabilities	$-	$6	$-	$6	$-	$6
Long-term in other liabilities and provisions	-	23	-	23	-	23

As at December 31, 2014	Level 1 Quoted Prices in Active Markets	Level 2 Other Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value	Netting (1)	Carrying Amount

Risk Management
Risk Management Assets
Current	$-	$718	$-	$718	$(11)	$707
Long-term	-	67	-	67	(2)	65
Risk Management Liabilities
Current	6	14	11	31	(11)	20
Long-term	-	2	7	9	(2)	7

(1)Netting to offset derivative assets and liabilities where the legal right and intention to offset exists, or where counterparty master netting arrangements contain provisions for net settlement.

The Company’s Level 1 and Level 2 risk management assets and liabilities consist of commodity fixed price contracts, NYMEX three-way options, NYMEX costless collars and basis swaps with terms to 2018.    Level 2 also includes other derivative liabilities as discussed in Note 24.  The fair values of these contracts are based on a market approach and are estimated using inputs which are either directly or indirectly observable at the reporting date, such as exchange and other published prices, broker quotes and observable trading activity.

Level 3 Fair Value Measurements

As at December 31, 2015, the Company’s Level 3 risk management assets and liabilities consist of power purchase contracts with terms to 2017 and WTI three-way options with terms to 2016.  The fair values of the power purchase contracts are based on the income approach and are modelled internally using observable and unobservable inputs such as forward power prices in less active markets.  The WTI three-way options are a combination of a sold call, bought put and a sold put. These contracts allow the Company to participate in the upside of commodity prices to the ceiling of the call option and provide the Company with partial downside price protection through the combination of the put options. The fair values of the WTI three-way options are based on the income approach and are modelled using observable and unobservable inputs such as implied volatility. The unobservable inputs are obtained from third parties whenever possible and reviewed by the Company for reasonableness.

Changes in amounts related to risk management assets and liabilities are recognized in revenues and transportation and processing expense according to their purpose.

A summary of changes in Level 3 fair value measurements is presented below:

	Risk Management
	2015	2014

Balance, Beginning of Year	$(18)	$(7)
Total gains (losses)	18	(19)
Purchases, issuances and settlements
Purchases	-	-
Settlements	16	8
Transfers in and out of Level 3	-	-
Balance, End of Year	$16	$(18)

Change in unrealized gains (losses) related to assets and liabilities held at end of year	$24	$(13)

Quantitative information about unobservable inputs used in Level 3 fair value measurements is presented below:

As at December 31	Valuation Technique	Unobservable Input	2015	2014

Risk Management - Power	Discounted Cash Flow	Forward prices ($/Megawatt Hour)	$34.50 - $40.25	$40.70 - $48.50
Risk Management - WTI Three-Way Options	Option Model	Implied Volatility	33% - 64%	-

A  10 percent increase or decrease in estimated forward power prices would cause a corresponding $4 million (2014 – $5 million) increase or decrease to net risk management assets and liabilities. A  10 percent increase or decrease in implied volatility for the WTI three-way options would cause a corresponding $2 million increase or decrease to net risk management assets and liabilities (2014 – nil).